Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 1,334	$ 64	$ 15
Accounts receivable, net	33	5	78
Other current asset		0	1,124
Inventories, net	1,474	1,666	1,676
Prepaid expenses	187	23	10
Total current assets	3,028	1,758	2,903
Operating lease right of use asset	165	192	0
Other asset		0	50
Deferred offering costs	0	95	108
Fixed assets, net	88	97	149
Intangible assets, net	791	896	1,245
Total assets	4,072	3,038	4,455
Current liabilities:
Accounts payable	108	277	236
Accrued expenses and other current liabilities	3	230	383
Operating lease liabilities – current portion	37	46	0
Related party promissory note payable and accrued interest	654	1,159	1,015
Total current liabilities	802	1,712	1,634
Long-term liabilities:
Note Payable PPP loan	310	0
Operating lease liabilities – net of current portion	132	146	0
Total liabilities	1,244	1,858	1,634
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $.001 par value; 500,000 shares authorized; no shares issued and outstanding		0	0
Common stock, $.001 par value; 15,000,000 shares authorized; 9,176,908 and 7,481,723 shares issued and outstanding at December 31, 2019 and 2018, respectively	12	9	8
Additional paid-in capital	43,778	40,496	37,880
Accumulated deficit	(40,962)	(39,325)	(35,067)
Total stockholders’ equity	2,828	1,180	2,821
Total liabilities and stockholders’ equity	$ 4,072	$ 3,038	$ 4,455